Document and Entity Information	Total
Prospectus:
Document Type	N-1A/A
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key	0001947660
Entity Inv Company Type	N-1A
Amendment Flag	true
Document Creation Date	Mar. 28, 2024
Document Effective Date	Mar. 28, 2024
Prospectus Date	Mar. 28, 2024
Amendment Description	Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.
Popular U.S. Government Money Market Fund, LLC | Class A Withholding Shares
Prospectus:
Trading Symbol	MMYXX
Popular U.S. Government Money Market Fund, LLC | Class I Institutional Withholding Shares
Prospectus:
Trading Symbol	MMFXX
Popular U.S. Government Money Market Fund, LLC | Class A Non-Withholding Shares
Prospectus:
Trading Symbol	MMTXX
Popular U.S. Government Money Market Fund, LLC | Class I Institutional Non-Withholding Shares
Prospectus:
Trading Symbol	MMGXX